FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments
As of March 31, 2026 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—101.0%
1440 Foods Topco, Inc.	(e)	Food, Beverage & Tobacco	S+500	0.0%	10/31/31	$11,984	$11,361	$9,947
545/350 Lago Mar East Development, Ltd.	(l)	Real Estate Management & Development	14.5% PIK (14.5% Max PIK)		8/15/28	13,377	13,619	13,695
545/350 Lago Mar East Development, Ltd.	(g)(l)	Real Estate Management & Development	14.5% PIK (14.5% Max PIK)		8/15/28	2,167	2,167	2,218
Accupac, LLC	(i)(l)(p)	Pharmaceuticals, Biotechnology & Life Sciences	S+300, 6.0% PIK (6.0% Max PIK)	2.0%	12/31/29	47,478	46,689	39,109
Accupac, LLC	(i)(g)(l)(p)	Pharmaceuticals, Biotechnology & Life Sciences	S+300, 6.0% PIK (6.0% Max PIK)	2.0%	12/31/29	2,089	2,089	1,721
ACM US Finco LP	(l)	Consumer Discretionary Distribution & Retail	S+800 PIK (S+800 Max PIK)	3.0%	1/30/29	19,868	19,693	19,669
ADAN-B, LLC	(l)	Consumer Services	S+575	1.5%	12/31/30	32,693	32,435	32,447
ADAN-B, LLC	(g)(l)	Consumer Services	S+575	1.5%	12/31/30	3,150	3,150	3,126
Aircraft Performance Group, Inc.	(l)	Software & Services	S+575	3.0%	12/27/29	22,713	22,397	22,883
Alegeus Technologies Holdings Corp.	(e)(l)	Health Care Equipment & Services	S+650	1.0%	11/5/29	29,175	28,612	27,972
American Auto Auction Group, LLC	(e)	Commercial & Professional Services	S+450	0.0%	5/28/32	9,975	9,848	9,928
ANCILE Solutions, Inc.	(e)(l)	Software & Services	S+1000	1.0%	6/11/26	30,167	30,167	29,903
APTIM Corp.	(e)	Commercial & Professional Services	S+750	0.0%	5/23/29	27,500	27,500	27,603
Array Midco, Corp.	(l)	Commercial & Professional Services	S+650	3.0%	12/31/29	32,395	31,880	31,666
Arrow Purchaser, Inc.	(e)	Consumer Discretionary Distribution & Retail	S+675	1.0%	4/15/26	12,013	12,012	11,532
Ascena Retail Group, Inc.	(e)(i)(p)	Consumer Discretionary Distribution & Retail		0.8%	8/21/22	35,525	11,532	73
Bingo Holdings I, LLC	(e)	Consumer Services	S+475	0.0%	6/30/32	4,987	4,938	4,871
Brock Holdings III, LLC	(e)(q)	Capital Goods	S+600	0.5%	5/2/30	7,734	7,724	7,726
By Light Professional IT Services, LLC	(l)	Software & Services	S+550	1.0%	7/15/31	21,389	21,495	20,961
By Light Professional IT Services, LLC	(g)(l)	Software & Services	S+550	1.0%	7/15/31	1,549	1,549	1,518
CCS Acquisition, LLC	(l)	Health Care Equipment & Services	S+550	1.0%	12/30/30	17,891	17,621	18,070
CCS Acquisition, LLC	(g)(l)	Health Care Equipment & Services	S+550	1.0%	12/30/30	4,929	4,929	4,978
CircusTrix Holdings, LLC	(e)(l)	Consumer Services	S+675	1.0%	7/18/28	36,944	36,944	36,759
CircusTrix Holdings, LLC	(l)	Consumer Services	S+675	1.0%	7/18/28	1,290	1,290	1,284
CircusTrix Holdings, LLC	(g)(l)	Consumer Services	S+675	1.0%	7/18/28	860	860	856
Core Health & Fitness, LLC	(e)(l)	Consumer Services	S+800	3.0%	6/18/29	39,300	38,576	40,970
CPM Holdings, Inc.	(e)(q)	Capital Goods	S+450	0.5%	9/28/28	7,207	7,099	7,221
Crusoe Energy Systems, LLC	(l)	Software & Services	16.0%		1/21/29	17,139	17,424	18,039
Delivery Hero Finco, LLC	(e)	Consumer Services	S+500	0.5%	6/30/32	10,000	9,650	9,688
Delivery Hero Finco, LLC	(e)(q)	Consumer Services	S+500	0.5%	12/12/29	9,975	10,037	9,822

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Digicel International Finance Ltd.	(e)	Telecommunication Services	S+525	0.0%	8/6/32	$16,852	$16,942	$16,873
Domain Timberlake Note Issuer, LLC	(l)	Real Estate Management & Development	S+650	1.0%	12/20/29	20,300	20,319	20,655
Exemplis LLC	(l)	Commercial & Professional Services	S+525	0.8%	12/22/32	18,078	18,220	17,829
Exemplis LLC	(g)(l)	Commercial & Professional Services	S+525	0.8%	12/22/32	4,286	4,286	4,232
EyeCare Partners, LLC	(e)	Health Care Equipment & Services	S+575	0.0%	8/31/28	20,333	20,284	20,158
Firmus Metal Singapore Pte. Ltd.	(l)	Software & Services	S+1100	3.0%	6/12/28	13,350	13,350	13,700
Firmus Metal Singapore Pte. Ltd.	(g)(l)	Software & Services	S+1100	3.0%	6/12/28	2,050	2,050	2,104
Frozen Garlic Bread Holdings, Inc.	(l)	Food, Beverage & Tobacco	S+475	0.8%	2/6/32	13,252	13,362	13,136
Frozen Garlic Bread Holdings, Inc.	(g)(l)	Food, Beverage & Tobacco	S+475	0.8%	2/6/32	4,248	4,248	4,210
Future Pak, LLC	(l)	Materials	S+625	2.0%	3/21/30	18,700	18,386	18,349
Gloves Buyer, Inc.	(e)	Consumer Durables & Apparel	S+400	0.5%	5/21/32	4,988	4,988	4,979
Harrel-Fish, LLC	(l)	Capital Goods	S+550	1.0%	12/3/31	29,182	28,668	29,182
Harrel-Fish, LLC	(g)(l)	Capital Goods	S+550	1.0%	12/3/31	10,818	10,818	10,818
IXS Holdings, Inc.	(e)	Automobiles & Components	S+550	1.0%	9/5/29	29,050	28,536	29,053
Lance East Holdings Pty Ltd.	(l)	Consumer Services	S+750	3.0%	8/20/28	3,745	3,585	4,775
LaserShip, Inc.	(e)(i)(p)	Transportation	S+150, 7.0% PIK (7.0% Max PIK)	0.8%	8/10/29	23,284	6,111	6,199
LaserShip, Inc.	(e)	Transportation	S+625	0.8%	1/2/29	14,246	14,455	14,435
Lawn & Garden, LLC	(l)	Consumer Durables & Apparel	S+750	3.0%	10/21/29	25,909	25,436	25,456
Lawn & Garden, LLC	(l)	Consumer Durables & Apparel	S+750	3.0%	10/21/29	5,758	5,642	5,657
LifeScan Global Corp.	(e)	Health Care Equipment & Services	S+550	1.0%	12/6/30	20,654	20,678	20,697
LogRhythm, Inc.	(l)	Software & Services	S+750	1.0%	7/2/29	29,091	28,411	26,327
LogRhythm, Inc.	(g)(l)	Software & Services	S+750	1.0%	7/2/29	2,909	2,909	2,633
LR Orion Bidco Ltd.	(l)	Software & Services	S+525	0.0%	11/22/31	11,297	11,392	11,184
LR Orion Bidco Ltd.	(g)(l)	Software & Services	S+550	0.0%	11/22/31	2,242	2,242	2,220
LR Orion Bidco Ltd.	(g)(l)	Software & Services	SA+275	1.0%	5/22/31	£1,607	2,013	1,960
M2S Group Intermediate Holdings, Inc.	(e)	Materials	S+475	0.5%	8/25/31	$10,000	9,976	9,792
Magnera Corp.	(e)(q)	Materials	S+425	0.0%	11/4/31	5,000	5,013	4,813
Management Health Systems, LLC	(l)	Health Care Equipment & Services	S+625	1.0%	12/31/27	26,301	26,117	26,005
MASSiv Brands, LLC	(l)	Consumer Durables & Apparel	10.0%, 5.0% PIK (5.0% Max PIK)		7/2/30	39,454	38,768	38,319
Maverick Gaming, LLC	(e)(i)(l)(p)	Consumer Services	S+950 PIK (S+950 Max PIK)	1.0%	6/5/28	14,846	15,705	3,712
MLN US Holdco, LLC	(e)(i)(p)	Technology Hardware & Equipment	S+200, 6.0% PIK (6.0% Max PIK)	1.0%	6/20/30	311	267	140
Monitronics International, LLC	(e)(t)	Commercial & Professional Services	S+750	3.0%	6/30/28	37,845	37,847	37,810
Mountaineer Merger Corp.	(e)(l)(t)	Consumer Discretionary Distribution & Retail	S+100, 7.0% PIK (7.0% Max PIK)	0.8%	6/14/30	9,058	9,058	9,058

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
National Mentor Holdings, Inc.	(e)(q)	Health Care Equipment & Services	S+600	0.0%	12/12/30	$10,000	$10,030	$9,970
Neovia Logistics, LP	(e)	Transportation	S+50, 8.5% PIK (8.5% Max PIK)	0.5%	11/1/27	54,990	52,821	55,265
New WPCC Parent, LLC	(l)(t)	Health Care Equipment & Services	S+950, 0.0% PIK (11.5% Max PIK)	2.0%	5/9/30	8,269	8,269	8,269
Nickerson NY, LLC	(l)	Commercial & Professional Services	S+525	1.0%	3/19/32	13,541	13,225	13,338
Nickerson NY, LLC	(g)(l)	Commercial & Professional Services	S+525	1.0%	3/19/32	10,105	10,105	9,992
Olibre Borrower, LLC	(l)	Consumer Durables & Apparel	S+575	1.0%	1/3/30	27,650	27,211	27,201
Onbe, Inc.	(e)(l)	Financial Services	S+550	1.0%	7/25/31	26,663	26,213	26,129
Orange Hibiscus, LLC	(l)	Health Care Equipment & Services	S+550		3/6/31	18,219	17,866	17,945
Orange Hibiscus, LLC	(g)(l)	Health Care Equipment & Services	S+550	0.0%	3/6/31	5,844	5,844	5,756
Orange Hibiscus, LLC	(g)(l)	Health Care Equipment & Services	S+550		3/6/31	3,438	3,438	3,386
Padagis LLC	(e)(q)	Pharmaceuticals, Biotechnology & Life Sciences	S+475	0.5%	7/6/28	3,584	3,352	3,306
Phoenix Rehabilitation and Health Services, Inc.	(l)	Health Care Equipment & Services	S+600	1.0%	9/29/30	19,833	19,352	19,461
Phoenix Rehabilitation and Health Services, Inc.	(g)(l)	Health Care Equipment & Services	S+600	1.0%	9/29/30	7,647	7,647	7,504
Phoenix Rehabilitation and Health Services, Inc.	(l)	Health Care Equipment & Services	14.0% PIK (14.0% Max PIK)		9/29/30	5,318	5,225	5,498
Powerhouse Intermediate, LLC	(l)	Commercial & Professional Services	S+1225 PIK (S+1225 Max PIK)	1.0%	1/12/27	41,634	41,201	41,634
Pretium PKG Holdings, Inc.	(e)(q)	Materials	S+525	0.0%	3/2/31	7,270	7,268	7,260
Project Granite Buyer, Inc.	(l)	Insurance	S+575	0.8%	12/31/31	10,302	10,081	10,315
Project Granite Buyer, Inc.	(l)	Insurance	S+525	1.0%	12/31/31	9,500	9,312	9,310
Project Granite Buyer, Inc.	(g)(l)	Insurance	S+575	0.8%	12/31/31	962	962	963
Project Granite Buyer, Inc.	(g)(l)	Insurance	S+575	0.8%	12/31/30	1,606	1,606	1,610
Pyxus Holdings, Inc.	(e)	Food, Beverage & Tobacco	S+800	1.5%	12/31/27	20,390	18,545	19,804
RealTruck Group, Inc.	(e)(q)	Automobiles & Components	S+375	0.8%	1/31/28	23,937	17,546	16,330
Recovery Solutions Parent, LLC	(l)(t)	Health Care Equipment & Services	S+750, 0.0% PIK (8.5% Max PIK)	2.0%	1/28/30	15,196	15,196	15,196
Restoration Forest Products Group, LLC	(l)	Materials	S+1000 PIK (S+1000 Max PIK)	3.0%	5/5/28	27,808	27,240	26,835
Revlon Intermediate Holdings IV, LLC	(e)	Household & Personal Products	S+688	1.0%	5/2/28	14,775	14,798	14,577
Riddell, Inc.	(l)	Consumer Durables & Apparel	S+600, 0.0% PIK (3.0% Max PIK)	1.0%	3/29/29	11,477	11,287	11,477
RunItOneTime, LLC	(e)(l)	Consumer Services	S+100, 11.5% PIK (11.5% Max PIK)	1.0%	4/16/26	5,108	5,055	4,502
RunItOneTime, LLC	(e)(l)	Consumer Services	S+1250, 0.0% PIK (11.5% Max PIK)	2.0%	4/16/26	2,811	2,773	2,703
Shepherd Intermediate, LLC	(l)	Commercial & Professional Services	S+725	1.0%	7/10/30	10,352	10,177	10,481

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Shepherd Intermediate, LLC	(g)(l)	Commercial & Professional Services	S+725	1.0%	7/10/30	$4,167	$4,167	$4,219
Smartronix, LLC	(e)	Software & Services	S+450	0.0%	2/6/32	4,987	4,993	4,929
Spinrite, Inc.	(l)	Consumer Durables & Apparel	S+750	3.0%	12/5/30	27,576	26,977	27,334
Spinrite, Inc.	(g)(l)	Consumer Durables & Apparel	S+750	3.0%	12/5/30	3,987	3,987	3,952
SWF Holdings I Corp.	(e)	Consumer Durables & Apparel	S+450	1.0%	12/19/29	7,199	7,199	7,161
SWF Holdings I Corp.	(g)	Consumer Durables & Apparel	S+450	1.0%	12/19/29	2,801	2,801	2,786
Titan Purchaser, Inc.	(e)	Materials	S+600	1.0%	3/1/30	14,353	14,306	14,461
Travelpro Group Holdings, Inc.	(l)	Consumer Durables & Apparel	S+800	3.0%	10/24/28	40,313	39,674	36,483
TruGreen, LP	(e)	Commercial & Professional Services	S+400	0.8%	11/2/27	13,583	13,106	12,972
United Gaming LLC	(e)(l)	Consumer Services	S+300, 3.0% PIK (3.0% Max PIK)	1.0%	11/19/29	24,839	24,839	24,404
Veritiv Operating Co.	(e)	Capital Goods	S+400	0.0%	11/30/30	4,987	4,981	4,859
Vibrantz Technologies, Inc.	(e)(q)	Materials	S+625	0.5%	4/30/30	6,000	6,000	5,994
Voyager Parent, LLC	(e)	Consumer Services	S+425	0.0%	7/1/32	4,988	5,000	4,960
WH Borrower, LLC	(e)	Media & Entertainment	S+450	0.5%	2/20/32	4,987	5,024	4,997
WMK, LLC	(l)	Consumer Discretionary Distribution & Retail	S+500, 2.5% PIK (2.5% Max PIK)	3.0%	1/25/28	18,464	18,157	17,841
WMK, LLC	(g)(l)	Consumer Discretionary Distribution & Retail	S+500, 2.5% PIK (2.5% Max PIK)	3.0%	1/25/28	1,333	1,333	1,288
Wok Holdings, Inc.		Consumer Services	S+625	0.0%	9/3/29	22,143	21,404	15,961
Total Senior Secured Loans—First Lien							1,562,962	1,523,343
Unfunded Commitments							(85,200)	(85,200)
Net Senior Secured Loans—First Lien							1,477,762	1,438,143

Senior Secured Loans—Second Lien—4.2%
MBS Services Holdings, LLC	(i)(l)(p)	Commercial & Professional Services	17.0% PIK (17.0% Max PIK)		9/20/30	38,822	34,916	7,416
Salt Creek Aggregator HoldCo, LLC	(e)(l)	Energy	7.5% PIK (7.5% Max PIK)		7/12/27	24,773	19,737	21,552
Salt Creek Aggregator HoldCo, LLC	(e)(i)(l)(p)	Energy	7.5% PIK (7.5% Max PIK)		7/12/27	3,904	1,996	2,952
TruGreen, LP	(e)	Commercial & Professional Services	S+850	0.8%	11/2/28	10,000	9,909	9,344
United Gaming LLC	(e)(i)(l)(p)	Consumer Services	10.0% PIK (10.0% Max PIK)		11/19/29	28,482	19,940	18,932
Total Senior Secured Loans—Second Lien							86,498	60,196

Senior Secured Bonds—4.1%
Grass Valley Canada ULC	(i)(l)(p)	Technology Hardware & Equipment	8.5% PIK (8.5% Max PIK)		9/20/29	€2,689	838	1,351

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Grass Valley Dutch Acquisition B.V.	(i)(l)(p)	Technology Hardware & Equipment	8.5% PIK (8.5% Max PIK)		9/20/29	€622	$194	$313
Grass Valley Dutch Holdco B.V.	(i)(l)(p)	Technology Hardware & Equipment	8.5% PIK (8.5% Max PIK)		9/20/29	297	93	149
Guitar Center, Inc.	(n)(o)	Consumer Discretionary Distribution & Retail	8.5%, 3.5% PIK (3.5% Max PIK)		1/15/29	$39,244	32,421	31,591
Guitar Center, Inc.	(i)(l)(n)(p)	Consumer Discretionary Distribution & Retail	12.0% PIK (12.0% Max PIK)		8/19/32	10,130	—	—
Universal Entertainment Corp.	(n)(o)	Consumer Durables & Apparel	9.9%		8/1/29	25,375	25,194	24,583
Total Senior Secured Bonds							58,740	57,987

Unsecured Debt—2.1%
Pioneer Midco, LLC	(l)	Consumer Services	11.6% PIK (11.6% Max PIK)		11/18/30	29,567	29,575	29,752
Total Unsecured Debt							29,575	29,752

Asset Based Finance—3.8%
Bridge Street CLO I Ltd., Subordinated Notes	(l)(m)(n)(t)	Financial Services	16.2%		7/20/37	28,200	21,012	14,756
Bridge Street CLO I Ltd., Tranche D Notes	(m)(n)(t)	Financial Services	S+705		7/20/37	3,500	3,500	3,253
Bridge Street CLO II Ltd., Subordinated Notes	(l)(m)(n)(t)	Financial Services	12.0%		7/20/34	28,560	23,117	15,927
Bridge Street Warehouse CLO VII Ltd.	(l)(s)(t)	Financial Services	6.7%		10/28/26	20,000	20,478	20,478
Total Asset Based Finance							68,107	54,414

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Equity/Other—8.6%
Chinos Holdings, Inc., Warrants	(i)	Consumer Discretionary Distribution & Retail			412,738	$1,447	$395
Drive Assurance Corp., Common Equity	(i)(l)	Insurance			18,760	19	1,549
Drive Assurance Corp., Preferred Stock	(l)	Insurance	10.0% PIK (10.0% Max PIK)		1,346	1,346	1,346
Harrel-Fish, LLC, Common Equity	(i)(k)(l)	Capital Goods			26,429	26	33
MASSiv Brands, LLC, Common Equity	(k)(l)	Consumer Durables & Apparel			345,455	82	1,845
MBS Services Holdings, LLC, A-3 Units	(i)(k)(l)	Commercial & Professional Services			522,382	522	—
Mitel Networks (International), Ltd., Common Equity	(e)(i)(l)	Technology Hardware & Equipment			13,210	—	—
Monitronics International, LLC, Common Equity	(e)(i)(q)(t)	Commercial & Professional Services			1,047,766	13,793	9,954
Mountaineer Ultimate Holdings, LLC, Common Equity	(e)(i)(l)(t)	Consumer Discretionary Distribution & Retail			13,832,035	—	—
Mountaineer Ultimate Holdings, LLC, Preferred Equity	(e)(i)(l)(t)	Consumer Discretionary Distribution & Retail			13,832,035	7,608	4,147

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Nelson Global Products, Inc., Common Equity	(i)(l)	Automobiles & Components			43,998	$1,231	$201
Nelson Global Products, Inc., Series A Preferred Stock	(i)(l)	Automobiles & Components			1,268	1,268	1,268
New Giving Acquisition, Inc., Common Equity	(l)(u)	Health Care Equipment & Services			205,227	—	36,448
New WPCC Parent, LLC, Common Equity	(e)(i)(l)(t)	Health Care Equipment & Services			443,632	20	1,885
New WPCC Parent, LLC, Preferred Equity	(e)(l)(t)	Health Care Equipment & Services	13.0% PIK (13.0% Max PIK)		6,420	4,931	6,420
North Atlantic Imports, LLC, Litigation Claim	(i)(l)	Consumer Durables & Apparel			10,000	10	10
Recovery Solutions Parent, LLC, Common Equity	(i)(l)(t)	Health Care Equipment & Services			891,018	19,796	21,144
Riddell, Inc., Preferred Equity, 10/01/29	(l)	Consumer Durables & Apparel	10.0% PIK (10.0% Max PIK)		7,616	7,523	9,157
SCM Topco, LLC, Series B Preferred Equity, 7/13/28	(i)(k)(l)(p)	Energy	5.0% PIK (5.0% Max PIK)		27,398	2,449	3,956
SCM Topco, LLC, Series C Common Equity	(i)(k)(l)	Energy			196	—	—
SCM Topco, LLC, Warrants, 7/10/28, Strike: $75,000	(i)(k)(l)	Energy			1	—	—
Selecta Group B.V., Contingent Value Notes	(h)(i)(l)	Consumer Staples Distribution & Retail			7	3	—
Selecta Group B.V., Warrants	(h)(i)(l)	Consumer Staples Distribution & Retail			98	2	—
SPDR S&P 500 ETF Trust, Put Option, 4/17/26, Strike: $615	(i)	Financial Services			4	2,606	1,225
SPDR S&P 500 ETF Trust, Put Option, 5/15/26, Strike: $600	(i)	Financial Services			6	6,379	3,373
SuperRego, LLC, Warrants, 7/30/28, Strike: $0.01	(i)(l)	Consumer Services			139,285	56	9,288
Vireo Growth, Inc., Common Equity	(i)	Pharmaceuticals, Biotechnology & Life Sciences			22,027,988	12,673	8,373
Total Equity/Other						83,790	122,017
TOTAL INVESTMENTS—123.8%						$1,804,472	1,762,509
Cash and Cash Equivalents, Restricted Cash and Foreign Currency—29.1%	(f)						414,092
Credit Facilities Payable—(20.0%)							(285,000)
Term Preferred Shares, at Liquidation Value, Net—(27.9%)							(396,940)
Other Liabilities in Excess of Assets—(5.0%)	(j)						(71,372)
NET ASSETS—100.0%							$1,423,289
_________________
€ – Euro.
£ – British Pound.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Periodic Payment Frequency	Expiration Date	Notional Amount	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EFFR	3.3%	Semi-Annual	5/16/29	$50,000	$(241)	$—	$(241)
Total						$(241)	$—	$(241)

Options Written
Description	Put / Call	Strike	Expiration Date	Number of Contracts	Premiums Received	Fair Value(d)
SPDR S&P 500 ETF Trust	Put Option	$580	4/17/26	(3,700)	$(1,431)	$(396)
SPDR S&P 500 ETF Trust	Put Option	$570	5/15/26	(5,550)	(3,632)	(1,865)
Total					$(5,063)	$(2,261)

Total Return Swaps
	Received by the Fund(r)		Paid by the Fund(r)
Counterparty	Underlying Reference	Payment Frequency	Interest Rate(b)	Payment Frequency	Maturity	Number of Shares	Notional	Unrealized Appreciation (Depreciation)
Nomura Global Financial Products, Inc.	FS Specialty Lending Fund Common Shares	Monthly	OBFR+250	Monthly	11/13/28	1,726,621	$21,283	$317
Total								$317
_________________

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)
Certain variable rate securities in FS Credit Opportunities Corp.’s, or the Fund’s, portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2026, the Effective Federal Funds Rate, or EFFR, was 3.64%, the three-month Sterling Overnight Index Average, or SA was 3.85%, the Overnight Bank Funding Rate, or OBFR, was 3.64%, and the one-month and three-month Term Secured Overnight Financing Rate, or Term SOFR, or S, was 3.66% and 3.68%, respectively. Term SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and basis point spread. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s investment adviser, FS Global Advisor, LLC, or FS Global Advisor, or the Advisor, which has been designated by the Fund’s board of directors as its valuation designee.
(e)	Security or portion thereof held by Blair Funding LLC, or Blair Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Blair Funding’s credit facility with Barclays Bank PLC, as administrative agent and Wells Fargo Bank, National Association, as collateral agent.
(f)	Includes $46,206 of a cash equivalent invested in the Allspring Government Money Market Fund with a 7-day yield of 3.60% as of March 31, 2026.
(g)	Security is an unfunded commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of interest rate swaps, options written and total return swaps.
(k)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

(l)	Security is classified as Level 3 in the Fund’s fair value hierarchy.
(m)
Securities of collateralized loan obligations, or CLOs, where an affiliate of the Fund’s investment adviser serves as collateral manager and administrator. The fair value of the investment may be inclusive of the present value of future senior management fee and subordinated management fee cash flows from the collateral manager and administrator of the CLOs to the Fund. The stated rate on these securities may represent the annualized yield as of March 31, 2026.

(n)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $90,110, which represents approximately 6.33% of net assets as of March 31, 2026.

(o)
Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd., or BNP PBIL. Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL. As of March 31, 2026, there were no securities rehypothecated by BNP PBIL. The Fund did not earn any income from rehypothecated securities during the three months ended March 31, 2026.

(p)	Security was on non-accrual status as of March 31, 2026.
(q)	Position or portion thereof unsettled as of March 31, 2026.
(r)	The Fund receives the total return on the reference asset underlying the total return swap. The Fund pays a variable rate of interest, based on a specified benchmark.
(s)
Security is a related party investment where an affiliate of the Fund’s investment adviser serves as collateral manager and administrator. The stated rate on these securities represents the annualized yield as of March 31, 2026.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

(t)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2026, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person as of March 31, 2026:

Portfolio Company	Fair Value at December 31, 2025	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2026	Interest Income(3)	PIK Income(3)
Senior Secured Loans—First Lien
Monitronics International, LLC	$41,711	$—	$(3,815)	$—	$(86)	$37,810	$1,151	$—
Mountaineer Merger Corp.	7,274	1,784	—	—	—	9,058	147	91
New WPCC Parent, LLC	9,172	—	(903)	—	—	8,269	302	—
Recovery Solutions Parent, LLC	15,233	—	(37)	—	—	15,196	425	—
Asset Based Finance
Bridge Street CLO I Ltd., Subordinated Notes	16,302	—	(146)	—	(1,400)	14,756	635	—
Bridge Street CLO I Ltd., Tranche D Notes	3,459	—	—	—	(206)	3,253	97	—
Bridge Street CLO II Ltd., Subordinated Notes	18,443	702	—	—	(3,218)	15,927	983	—
Bridge Street Warehouse CLO VII Ltd.	5,057	15,421	—	—	—	20,478	—	421
Equity/Other
Monitronics International, LLC	11,549	68	—	—	(1,663)	9,954	—	—
Mountaineer Ultimate Holdings, LLC, Common Equity	—	—	—	—	—	—	—	—
Mountaineer Ultimate Holdings, LLC, Preferred Equity	4,147	—	—	—	—	4,147	—	—
New WPCC Parent, LLC, Common Equity	—	5	—	—	1,880	1,885	—	—
New WPCC Parent, LLC, Preferred Equity	5,631	324	—	—	465	6,420	195	—
Recovery Solutions Parent, LLC, Common Equity	20,481	583	—	—	80	21,144	—	—
Total	$158,459	$18,887	$(4,901)	$—	$(4,148)	$168,297	$3,935	$512
_________________
(1)Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company out of this category into a different category.
(3)Interest income and PIK income presented for the full three months ended March 31, 2026.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Unaudited Consolidated Schedule of Investments (continued)
As of March 31, 2026 (in thousands, except share amounts)

(u)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of March 31, 2026, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” and deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person and deemed to control as of March 31, 2026:

Portfolio Company	Fair Value at December 31, 2025	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2026
Equity/Other
New Giving Acquisition, Inc, Common Equity	$30,969	$—	$—	$—	$5,479	$36,448
Total	$30,969	$—	$—	$—	$5,479	$36,448
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.

See Notes to Unaudited Consolidated Schedule of Investments.

FS Credit Opportunities Corp.
Notes to Unaudited Consolidated Schedule of Investments
As of March 31, 2026 (in thousands)
Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2025.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of March 31, 2026, the Fund held investments in seven portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control,” and held an investment in one portfolio company of which it is deemed to “control.” For additional information with respect to such portfolio companies, see footnotes (t) and (u) to the unaudited consolidated schedule of investments as of March 31, 2026 included herein.
The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2026, the Fund had twenty-three senior secured loan investments with aggregate unfunded commitments of $85,200. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2026:

Industry Classification	Fair Value	Percentage of Portfolio
Health Care Equipment & Services	$254,904	14%
Consumer Services	254,802	14%
Commercial & Professional Services	229,860	13%
Consumer Durables & Apparel	219,612	13%
Software & Services	147,598	8%
Consumer Discretionary Distribution & Retail	94,261	5%
Materials	87,504	5%
Financial Services	85,141	5%
Transportation	75,899	4%
Pharmaceuticals, Biotechnology & Life Sciences	50,420	3%
Capital Goods	49,021	3%
Automobiles & Components	46,852	3%
Food, Beverage & Tobacco	42,849	3%
Real Estate Management & Development	34,401	2%
Energy	28,460	2%
Insurance	22,525	1%
Telecommunication Services	16,873	1%
Household & Personal Products	14,577	1%
Media & Entertainment	4,997	0%
Technology Hardware & Equipment	1,953	0%
Total	$1,762,509	100%
Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of March 31, 2026, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$466,151	$971,992	$1,438,143
Senior Secured Loans—Second Lien	—	9,344	50,852	60,196
Senior Secured Bonds	—	56,174	1,813	57,987
Unsecured Debt	—	—	29,752	29,752
Asset Based Finance	—	3,253	51,161	54,414
Equity/Other	12,971	10,349	98,697	122,017
Total Investments	12,971	545,271	1,204,267	1,762,509
As of March 31, 2026, the Fund had a cash equivalent invested in the Allspring Government Money Market Fund with a fair value of $46,206, categorized as Level 1 in the fair value hierarchy. As of March 31, 2026, the Fund had a total return swap with a fair value of $317, an interest rate swap with a fair value of $(241), and options written with a fair value of $(2,661), all of which are categorized as Level 2 in the fair value hierarchy.
The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2026:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Unsecured Debt	Asset Based Finance	Equity/Other	Total
Fair value at beginning of period	$1,079,522	$53,244	$1,852	$28,983	$39,802	$88,004	$1,291,407
Accretion of discount (amortization of premium)	3,494	—	—	—	—	5	3,499
Net realized gain (loss)	(648)	—	—	—	—	—	(648)
Net change in unrealized appreciation (depreciation)	(6,954)	(2,841)	(39)	(65)	(4,618)	18,245	3,728
Purchases	81,622	—	—	—	15,702	912	98,236
Paid-in-kind interest	6,891	449	—	834	421	219	8,814
Sales and repayments	(200,472)	—	—	—	(146)	—	(200,618)
Transfers into Level 3(1)	8,537	—	—	—	—	—	8,537
Transfers out of Level 3(1)	—	—	—	—	—	(8,688)	(8,688)
Fair value at end of period	$971,992	$50,852	$1,813	$29,752	$51,161	$98,697	$1,204,267
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(17,090)	$(2,841)	$(39)	$(65)	$(4,618)	$18,245	$(6,408)
______________
(1)Transfers into and out of Level 3 are deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting year.